Borrowings - Narratives (Details) $ in Thousands, € in Millions, R$ in Millions, R in Millions, ₦ in Billions, XOF in Billions	1 Months Ended							3 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 BRL (R$)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 XOF	Apr. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($) [1]	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($) [1]	Jun. 30, 2024 BRL (R$)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 XOF	Jun. 30, 2024 NGN (₦)	Jun. 30, 2024 ZAR (R)	Mar. 08, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 XOF	Oct. 31, 2023 ZAR (R)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 NGN (₦)	Oct. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings, classified as financing activities								$ 231,208	$ 290,083	$ 611,591	$ 658,179
Repayments of borrowings, classified as financing activities								78,146	153,505	406,825	417,850
Borrowings	$ 3,579,675							3,579,675		3,579,675								$ 3,510,847
Interest paid								84,630	$ 76,442	165,964	$ 144,945
Nigeria (2023) Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional amount																						$ 36,300	₦ 55.0
Notional amount of borrowings drawn down	33,700							33,700		33,700					₦ 51.0
Borrowings	$ 34,883							$ 34,883		$ 34,883
Nigeria (2023) Revolving Credit Facility | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	24.00%							24.00%		24.00%		24.00%	24.00%	24.00%	24.00%	24.00%
IHS 2024 Brasil Debentures
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings, classified as financing activities	$ 53,600	R$ 300.0
Borrowings	$ 52,777							$ 52,777		$ 52,777
IHS 2024 Brasil Debentures | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.80%							2.80%		2.80%		2.80%	2.80%	2.80%	2.80%	2.80%
IHS Cote d Ivoire S.A., CIV Euro Tranche
Disclosure of detailed information about borrowings [line items]
Notional amount																		94,300	€ 88.0
Proceeds from borrowings, classified as financing activities	$ 34,200		€ 31.9
Notional amount of borrowings drawn down	94,300							$ 94,300		$ 94,300			€ 88.0
Borrowings	$ 87,678							$ 87,678		$ 87,678
IHS Cote d Ivoire S.A., CIV Euro Tranche | 3M EURIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.50%							3.50%		3.50%		3.50%	3.50%	3.50%	3.50%	3.50%
IHS Cote d Ivoire S.A., CIV XOF Tranche
Disclosure of detailed information about borrowings [line items]
Notional amount																		18,200		XOF 11.2
Interest rate	6.50%							6.50%		6.50%		6.50%	6.50%	6.50%	6.50%	6.50%
Proceeds from borrowings, classified as financing activities	$ 6,600			XOF 4.0
Notional amount of borrowings drawn down	18,200							$ 18,200		$ 18,200				XOF 11.2
Borrowings	16,574							16,574		16,574
IHS Kuwait Limited, Bank Borrowings Maturing 2029
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 57,687							$ 57,687		$ 57,687								61,354
IHS Holding limited, Senior Note Maturing 2026
Disclosure of detailed information about borrowings [line items]
Interest rate	5.63%							5.63%		5.63%		5.63%	5.63%	5.63%	5.63%	5.63%
Borrowings	$ 499,438							$ 499,438		$ 499,438								498,920
IHS Holding limited, Senior Note Maturing 2028
Disclosure of detailed information about borrowings [line items]
Interest rate	6.25%							6.25%		6.25%		6.25%	6.25%	6.25%	6.25%	6.25%
Borrowings	$ 498,936							$ 498,936		$ 498,936								498,635
IHS Towers South Africa Proprietary Limited, maturing 2029
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 185,439							$ 185,439		$ 185,439								185,404
IHS Towers South Africa Proprietary Limited, maturing 2029 | 3M JIBAR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.75%							2.75%		2.75%		2.75%	2.75%	2.75%	2.75%	2.75%
IHS South Africa Overdraft
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 19,200														R 350.0
Interest rate	11.50%							11.50%		11.50%		11.50%	11.50%	11.50%	11.50%	11.50%
Notional amount of borrowings drawn down	$ 5,100							$ 5,100		$ 5,100						R 93.1
Borrowings	5,208							5,208		5,208								675
IHS Nigeria Letters of Credit
Disclosure of detailed information about borrowings [line items]
Notional amount of borrowings drawn down	$ 2,200							$ 2,200		$ 2,200
IHS Nigeria Letters of Credit | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	12.00%							12.00%		12.00%		12.00%	12.00%	12.00%	12.00%	12.00%
IHS Nigeria Letters of Credit | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	15.55%							15.55%		15.55%		15.55%	15.55%	15.55%	15.55%	15.55%
INT Towers Limited, letter of credit
Disclosure of detailed information about borrowings [line items]
Notional amount of borrowings drawn down	$ 5,300							$ 5,300		$ 5,300
INT Towers Limited, letter of credit | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	12.00%							12.00%		12.00%		12.00%	12.00%	12.00%	12.00%	12.00%
INT Towers Limited, letter of credit | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	15.75%							15.75%		15.75%		15.75%	15.75%	15.75%	15.75%	15.75%
Global Independent Connect Limited, letters of credit
Disclosure of detailed information about borrowings [line items]
Notional amount of borrowings drawn down	$ 200							$ 200		$ 200
Global Independent Connect Limited, letters of credit | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	15.25%							15.25%		15.25%		15.25%	15.25%	15.25%	15.25%	15.25%
Global Independent Connect Limited, letters of credit | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	15.28%							15.28%		15.28%		15.28%	15.28%	15.28%	15.28%	15.28%
IHS Holding (2022) Term Loan
Disclosure of detailed information about borrowings [line items]
Notional amount																								$ 600,000
Proceeds from borrowings, classified as financing activities					$ 60,000
Notional amount of borrowings drawn down	$ 430,000							$ 430,000		$ 430,000
Increase (decrease) in loan facility						$ (70,000)	$ (100,000)
Borrowings	$ 432,689							$ 432,689		$ 432,689								370,935
IHS Holding (2022) Term Loan | CAS + SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.75%							3.75%		3.75%		3.75%	3.75%	3.75%	3.75%	3.75%
IHS Holding (2024) Term Facility
Disclosure of detailed information about borrowings [line items]
Notional amount																	$ 270,000
Notional amount of borrowings drawn down	$ 270,000							$ 270,000		$ 270,000
Borrowings	235,446							235,446		235,446
I-Systems Solues de Infraestrutura S.A., maturing 2030
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 73,044							$ 73,044		$ 73,044								$ 84,305
I-Systems Solues de Infraestrutura S.A., maturing 2030 | CDI | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.45%							2.45%		2.45%		2.45%	2.45%	2.45%	2.45%	2.45%
I-Systems Solues de Infraestrutura S.A., maturing 2030 | CDI | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.50%							2.50%		2.50%		2.50%	2.50%	2.50%	2.50%	2.50%
I-Systems 2024 debentures
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 28,600							$ 28,600		$ 28,600		R$ 160.0
Borrowings	$ 28,162							$ 28,162		$ 28,162
I-Systems 2024 debentures | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.10%							2.10%		2.10%		2.10%	2.10%	2.10%	2.10%	2.10%

[1]	Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 28).